Loans Receivable, Net - Schedule of Allowance for Loan Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Beginning balance	¥ 427,873	¥ 382,012	¥ 316,124
Impact of adoption of ASC 326 (Note 2(b))	0	0	303,291
Provision for loans receivable	415,902	374,243	463,175
Current period write off	(549,420)	(328,382)	(700,578)
Ending balance	¥ 294,355	¥ 427,873	¥ 382,012